Supplemental Balance Sheet Information - Other Assets Non Current (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule Of Other Assets [Line Items]
Deferred long term debt financing costs	$ 21.0	$ 22.6	$ 29.9
Other	20.6	19.2	14.8
Total other assets	$ 41.6	$ 41.8	$ 44.7